Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38438
Entity Registrant Name	Spotify Technology S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	5, Place de la Gare
Entity Address, Postal Zip Code	L- 1616
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Title of 12(b) Security	Ordinary Shares (par value of €0.000625 per share)
Trading Symbol	SPOT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	193,293,269
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001639920
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	150 Greenwich Street
Entity Address, Postal Zip Code	10007
Entity Address, City or Town	New York
Contact Personnel Name	Eve Konstan
Contact Personnel Email Address	ir@spotify.com
Entity Address, Address Line Two	63rd Floor
Entity Address, State or Province	NY